PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Buildings CNY	Dec. 31, 2013 Buildings CNY	Dec. 31, 2014 Leasehold improvements CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2014 Furniture, fixtures and equipment CNY	Dec. 31, 2013 Furniture, fixtures and equipment CNY	Dec. 31, 2014 Motor vehicles CNY	Dec. 31, 2013 Motor vehicles CNY
Cost:
Property and equipment, gross		5,671,887	4,822,828	12,115	12,115	4,916,270	4,190,693	742,682	619,200	820	820
Less: Accumulated depreciation		(2,008,882)	(1,463,547)
Property and equipment net excluding construction in process		3,663,005	3,359,281
Construction in progress		244,338	274,758
Property and equipment, net	$ 629,749	3,907,343	3,634,039